Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

SCHEDULE II—Valuation and Qualifying Accounts

(dollars, in millions)

Description	Balance at Beginning of Period	Additions		Deductions	Balance at End of Period
		Charged to Costs and Expenses	Charged to Other Accounts
Year ended December 31, 2010 deducted from receivables	$22.5	$68.7	$0.0	$62.1(a)	$29.1
Year ended December 31, 2009 deducted from receivables	$23.8	$59.3	$0.0	$60.6(a)	$22.5
Year ended December 31, 2008 deducted from receivables	$21.7	$44.3	$0.0	$42.2(a)	$23.8

(a)	Amounts related to business divestitures and write-offs against assets.